Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Dates
30-Apr-2023
Actual/360 Days

30/360 Days

15-May-2023
15-May-2023
Collection Period No.
6
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Apr-2023
11-May-2023
12-May-2023
15-May-2023
17-Apr-2023
15-Apr-2023
Summary
Beginning
Balance
25,418,939.78
693,000,000.00
657,000,000.00
124,000,000.00
Principal
Payment
25,418,939.78
30,513,524.60
0.00
0.00
Ending
Balance
0.00
662,486,475.40
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
64.651270
44.031060
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.955969
1.000000
1.000000
1,499,418,939.78
1,443,486,475.40
55,932,464.38
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,547,294,974.62
176,686,917.15
1,723,981,891.77
47,876,034.84
1,491,362,510.24
169,805,858.12
1,661,168,368.36
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
4.383333
4.341667
4.375000
Interest & Principal
Payment
25,418,939.78
33,551,174.60
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
64.651270
48.414393
4.341667
4.375000
$62,365,089.38
T
otal
$6,432,625.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
67,812,085.00
0.00
67,812,085.00
60,395,382.12
6,018,712.18
647,180.08
517,565.71
0.00
0.00
233,244.91
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,436,651.58
0.00
0.00
6,432,625.00
0.00
0.00
55,932,464.38
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
67,812,085.00
4,010,344.04
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,436,651.58
0.00
0.00
0.00
1,436,651.58
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
6,432,625.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
55,932,464.38
0.00
0.00
0.00
55,932,464.38
Aggregate Principal Distributabl
e
Amount
55,932,464.38
55,932,464.38
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,520.69
217,724.22
233,244.91
4,787,603.48
0.00
15,520.69
15,520.69
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Pool Statistics
Pool Data
4.44%
47.16
20.42
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,723,981,891.77
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,661,168,368.36
49,651
50,518
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
37,237,971.69
23,157,410.43
0.00
2,418,141.29
Pool Factor
77.77%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
49,651
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.34%
0.45%
0.14%
0.07%
100.00%
1,650,251,031.89
7,513,072.28
2,310,837.86
1,093,426.33
1,661,168,368.36
49,439
147

20
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.205%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,779.04
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.822%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,445,922.11
1,272,905.82
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
2,418,141.29
639,755.72
505,479.75
Number of Receivables
Number of Receivables
Amount
11,356,554.90
4,572,493.93
1,338,138.86
Current
Cumulative
0.255%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.902%
Prior Collection Period
0.851 % Second Prior
Collection
Period
0.722
%
Third
Prior
Collection
Period
0.814%